Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 311,162	[1]	$ 530,805	[2]
Short Term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of Available-for-sale securities	longer than 90 days		longer than 90 days
Available-for-sale securities	$ 168,242		$ 222,451
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of Available-for-sale securities	90 days or less		90 days or less
Available-for-sale securities	$ 142,920		$ 308,354

[1]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.
[2]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2023, $222,451 of securities were classified as short-term interest-bearing investments and $308,354 of securities were classified as cash and cash equivalents.